Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.10%
Aerospace & Defense–2.69%
CAE, Inc. (Canada)(b)	1,337,000	$24,306,660
Hensoldt AG (Germany)	1,005,508	37,204,973
Leonardo S.p.A. (Italy)	3,202,400	76,298,366
Theon International PLC (Cyprus)	510,500	6,638,721
		144,448,720
Agricultural & Farm Machinery–0.42%
AGCO Corp.(c)	237,700	22,443,634
Asset Management & Custody Banks–0.57%
WisdomTree, Inc.(c)	2,575,900	30,756,246
Automotive Parts & Equipment–0.38%
Dana, Inc.	1,620,496	20,596,504
Biotechnology–2.38%
Amicus Therapeutics, Inc.(b)	1,187,600	12,244,156
Apellis Pharmaceuticals, Inc.(b)(c)	260,500	10,315,800
Arcutis Biotherapeutics, Inc.(b)(c)	903,900	9,102,273
Ascendis Pharma A/S, ADR (Denmark)(b)	94,100	12,562,350
Dynavax Technologies Corp.(b)(c)	1,278,800	14,309,772
Ionis Pharmaceuticals, Inc.(b)	326,100	16,128,906
Mirum Pharmaceuticals, Inc.(b)(c)	270,400	10,964,720
Neurocrine Biosciences, Inc.(b)	100,500	14,227,785
Rhythm Pharmaceuticals, Inc.(b)(c)	167,600	8,079,996
Rocket Pharmaceuticals, Inc.(b)(c)	309,800	7,497,160
Ultragenyx Pharmaceutical, Inc.(b)	279,000	12,560,580
		127,993,498
Casinos & Gaming–0.24%
PENN Entertainment, Inc.(b)(c)	633,200	12,645,004
Commodity Chemicals–1.05%
Cabot Corp.	302,700	30,357,783
Orion S.A. (Germany)	1,057,500	26,035,650
		56,393,433
Communications Equipment–4.12%
Harmonic, Inc.(b)(c)	4,144,600	60,759,836
Lumentum Holdings, Inc.(b)(c)	3,098,382	160,434,220
		221,194,056
Construction & Engineering–4.40%
AECOM	524,218	47,499,393
Concrete Pumping Holdings, Inc.(b)	551,100	3,675,837
MasTec, Inc.(b)	1,032,300	113,583,969
Orion Group Holdings, Inc.(b)	685,800	5,630,418
Primoris Services Corp.	1,165,534	65,817,705
		236,207,322
Construction Machinery & Heavy Transportation Equipment– 2.00%
Astec Industries, Inc.	221,378	7,768,154
Manitowoc Co., Inc. (The)(b)	989,100	12,502,224
NFI Group, Inc. (Canada)(b)	1,129,100	14,025,325
Oshkosh Corp.(c)	472,700	51,358,855
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
REV Group, Inc.	738,400	$21,546,512
		107,201,070
Copper–1.70%
Capstone Copper Corp. (Canada)(b)	9,890,400	66,478,045
ERO Copper Corp. (Brazil)(b)	1,275,035	24,934,592
		91,412,637
Diversified Chemicals–0.82%
Huntsman Corp.	1,847,363	44,207,397
Diversified Metals & Mining–2.88%
Hudbay Minerals, Inc. (Canada)	8,500,100	70,890,834
MP Materials Corp.(b)(c)	1,411,300	19,080,776
Teck Resources Ltd., Class B (Canada)	1,317,500	64,570,675
		154,542,285
Education Services–1.75%
Adtalem Global Education, Inc.(b)(c)	1,195,000	93,699,950
Electric Utilities–2.24%
NRG Energy, Inc.	1,600,200	120,287,034
Electrical Components & Equipment–3.63%
EnerSys	666,000	73,213,380
Vertiv Holdings Co., Class A	1,546,022	121,671,931
		194,885,311
Electronic Components–3.56%
Bel Fuse, Inc., Class B	201,600	14,972,832
Coherent Corp.(b)	2,529,069	176,225,528
		191,198,360
Electronic Manufacturing Services–1.02%
Benchmark Electronics, Inc.(c)	627,100	30,019,277
Flex Ltd.(b)	773,800	24,877,670
		54,896,947
Food Distributors–0.88%
Performance Food Group Co.(b)	687,600	47,444,400
Gold–0.25%
Kinross Gold Corp. (Canada)	1,470,800	13,325,448
Health Care Equipment–0.78%
Integra LifeSciences Holdings Corp.(b)	1,691,400	41,963,634
Health Care Services–0.30%
Fresenius Medical Care AG (Germany)	413,703	15,963,909
Hotels, Resorts & Cruise Lines–3.31%
Expedia Group, Inc.(b)	811,400	103,591,438
Travel + Leisure Co.	1,608,076	74,116,223
		177,707,661
Household Products–0.51%
Spectrum Brands Holdings, Inc.	320,794	27,142,380

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Human Resource & Employment Services–1.52%
Kelly Services, Inc., Class A	367,710	$8,652,216
ManpowerGroup, Inc.	748,700	57,335,446
TrueBlue, Inc.(b)	1,304,100	15,583,995
		81,571,657
Independent Power Producers & Energy Traders–1.22%
Vistra Corp.	826,100	65,443,642
Industrial Machinery & Supplies & Components–3.52%
Chart Industries, Inc.(b)(c)	543,200	87,498,656
Gates Industrial Corp. PLC(b)	2,264,100	42,089,619
Konecranes OYJ (Finland)	847,500	59,200,666
		188,788,941
Investment Banking & Brokerage–0.98%
Lazard, Inc.(c)	1,068,800	52,552,896
IT Consulting & Other Services–3.97%
Converge Technology Solutions Corp. (Canada)	8,080,600	24,640,080
Endava PLC, ADR (United Kingdom)(b)(d)	3,010,600	95,917,716
EPAM Systems, Inc.(b)	431,200	92,764,056
		213,321,852
Life & Health Insurance–2.07%
Globe Life, Inc.	1,195,600	110,879,944
Life Sciences Tools & Services–1.57%
Avantor, Inc.(b)(c)	3,143,200	84,080,600
Managed Health Care–0.74%
Molina Healthcare, Inc.(b)	116,500	39,757,955
Office Services & Supplies–0.80%
Interface, Inc.	351,920	6,081,178
MillerKnoll, Inc.	1,196,400	37,112,328
		43,193,506
Oil & Gas Drilling–0.53%
Patterson-UTI Energy, Inc.(c)	2,586,187	28,422,195
Oil & Gas Exploration & Production–6.95%
Advantage Energy Ltd. (Canada)(b)	3,517,500	24,534,476
Antero Resources Corp.(b)	1,081,900	31,396,738
APA Corp.	1,049,500	32,733,905
ARC Resources Ltd. (Canada)	3,721,700	64,398,228
Kosmos Energy Ltd. (Ghana)(b)(c)	6,836,900	37,808,057
Northern Oil and Gas, Inc.(c)	1,268,880	54,802,927
Southwestern Energy Co.(b)	8,436,500	54,415,425
Tamarack Valley Energy Ltd. (Canada)	9,160,000	27,201,680
Veren, Inc. (Canada)	5,850,500	45,680,216
		372,971,652
Oil & Gas Storage & Transportation–0.51%
New Fortress Energy, Inc.(c)	1,388,923	27,417,340
Paper & Plastic Packaging Products & Materials–0.61%
Sealed Air Corp.	864,200	32,882,810
Passenger Ground Transportation–0.05%
Mobico Group PLC (United Kingdom)	3,446,760	2,496,979
Pharmaceuticals–0.84%
Axsome Therapeutics, Inc.(b)(c)	194,400	16,973,064
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	207,000	$16,295,040
Tarsus Pharmaceuticals, Inc.(b)(c)	484,800	11,775,792
		45,043,896
Regional Banks–14.72%
Citizens Financial Group, Inc.	1,306,500	55,748,355
East West Bancorp, Inc.	1,397,600	122,835,064
Five Star Bancorp	338,454	9,950,548
Huntington Bancshares, Inc.	6,699,858	100,162,877
Independent Bank Group, Inc.	538,800	31,821,528
Pinnacle Financial Partners, Inc.	1,077,000	103,736,640
SouthState Corp.	325,200	32,185,044
Texas Capital Bancshares, Inc.(b)	420,200	27,775,220
Webster Financial Corp.	2,286,400	113,451,168
Western Alliance Bancorporation	2,391,300	192,403,998
		790,070,442
Research & Consulting Services–1.69%
KBR, Inc.	1,358,800	90,482,492
Restaurants–0.81%
Cheesecake Factory, Inc. (The)(c)	1,010,147	39,284,617
Marston’s PLC (United Kingdom)(b)	7,349,549	3,942,551
		43,227,168
Semiconductor Materials & Equipment–2.07%
Ichor Holdings Ltd.(b)	355,480	12,086,320
MKS Instruments, Inc.	696,713	87,716,167
Ultra Clean Holdings, Inc.(b)	267,586	11,575,770
		111,378,257
Semiconductors–1.29%
MaxLinear, Inc.(b)(d)	4,910,850	69,439,419
Silver–1.30%
Pan American Silver Corp. (Canada)	3,040,313	69,866,393
Specialized Finance–0.84%
Burford Capital Ltd.	3,178,026	44,841,947
Specialty Chemicals–0.44%
Element Solutions, Inc.	878,300	23,670,185
Trading Companies & Distributors–2.18%
Air Lease Corp., Class A	909,900	45,149,238
DXP Enterprises, Inc.(b)	222,691	12,194,559
WESCO International, Inc.	341,700	59,780,415
		117,124,212
Total Common Stocks & Other Equity Interests (Cost $3,917,571,498)		4,997,483,220

Exchange-Traded Funds–4.81%
Global X Copper Miners ETF(c)	1,255,600	54,919,944
Global X Uranium ETF(c)	962,300	27,271,582
SPDR S&P Regional Banking ETF(c)	1,626,600	94,798,248
VanEck Junior Gold Miners ETF(c)	1,762,400	81,370,008
Total Exchange-Traded Funds (Cost $244,757,968)		258,359,782
Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	50,606,334	50,606,334
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	93,611,337	$93,611,337
Total Money Market Funds (Cost $144,217,671)		144,217,671
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.60% (Cost $4,306,547,137)		5,400,060,673
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.10%
Invesco Private Government Fund, 5.30%(d)(e)(f)	150,205,409	150,205,409
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	392,038,014	$392,155,625
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $542,361,034)		542,361,034
TOTAL INVESTMENTS IN SECURITIES–110.70% (Cost $4,848,908,171)		5,942,421,707
OTHER ASSETS LESS LIABILITIES—(10.70)%		(574,234,234)
NET ASSETS–100.00%		$5,368,187,473
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,221,338	$140,744,850	$(106,359,854)	$-	$-	$50,606,334	$465,926
Invesco Liquid Assets Portfolio, Institutional Class	11,214,568	82,940,002	(94,154,816)	(2,184)	2,430	-	300,456
Invesco Treasury Portfolio, Institutional Class	18,538,672	197,070,951	(121,998,286)	-	-	93,611,337	566,860
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,095,948	302,758,484	(250,649,023)	-	-	150,205,409	1,360,735*
Invesco Private Prime Fund	253,313,911	437,147,240	(298,302,187)	16,721	(20,060)	392,155,625	3,665,044*
Investments in Other Affiliates:
Endava PLC, ADR	63,237,400	26,682,706	-	5,997,610	-	95,917,716	-
MaxLinear, Inc.	99,928,175	1,446,077	-	(31,934,833)	-	69,439,419	-
Total	$560,550,012	$1,188,790,310	$(871,464,166)	$(25,922,686)	$(17,630)	$851,935,840	$6,359,021

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/19/2024	Canadian Imperial Bank of Commerce	GBP	247,884	USD	322,008	$3,289
08/19/2024	Merrill Lynch International	GBP	4,326,534	USD	5,613,425	50,533
08/19/2024	Royal Bank of Canada	EUR	173,856,256	USD	189,794,181	1,490,129
Subtotal—Appreciation						1,543,951
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/19/2024	Goldman Sachs International	USD	188,877,436	EUR	173,856,256	$(573,385)
08/19/2024	Royal Bank of Canada	USD	5,903,346	GBP	4,574,418	(21,735)
Subtotal—Depreciation						(595,120)
Total Forward Foreign Currency Contracts						$948,831

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,795,737,055	$201,746,165	$—	$4,997,483,220
Exchange-Traded Funds	258,359,782	—	—	258,359,782
Money Market Funds	144,217,671	542,361,034	—	686,578,705
Total Investments in Securities	5,198,314,508	744,107,199	—	5,942,421,707
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,543,951	—	1,543,951
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(595,120)	—	(595,120)
Total Other Investments	—	948,831	—	948,831
Total Investments	$5,198,314,508	$745,056,030	$—	$5,943,370,538

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund